UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

The Rice Hall James Funds

Semi-Annual Report	April 30, 2022

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%

	Shares	Value
COMMUNICATION SERVICES — 1.5%
PubMatic, Cl A*	10,200	$230,214

CONSUMER DISCRETIONARY — 17.2%
American Public Education*	11,100	215,784
Bowlero*	25,600	278,784
Callaway Golf*	10,800	236,952
Chuy’s Holdings*	9,700	242,597
Five Below*	1,600	251,360
Monro	7,000	320,110
Papa John’s International	3,500	318,675
Skyline Champion*	4,400	224,576
Travel + Leisure	6,300	349,524
Vivid Seats	26,263	259,216

		2,697,578

CONSUMER STAPLES — 1.6%
Primo Water	16,600	243,024

ENERGY — 2.2%
Denbury*	5,400	345,492

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO
April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 4.2%
Nicolet Bankshares*	4,300	$349,934
Umpqua Holdings	18,400	304,336

		654,270

HEALTH CARE — 21.1%
Azenta	3,600	269,856
Bioventus, Cl A*	24,600	295,938
Covetrus*	11,800	162,840
Encompass Health	4,100	282,203
Ensign Group	3,500	281,155
Haemonetics*	5,300	268,551
Harmony Biosciences Holdings*	8,300	373,832
ModivCare*	2,300	239,131
Omnicell*	2,800	305,676
Pacira BioSciences*	4,400	328,108
R1 RCM*	15,700	353,564
STAAR Surgical*	2,500	142,725

		3,303,579

INDUSTRIALS — 22.5%
Albany International, Cl A	4,100	320,702
API Group*	13,100	243,136
Arcosa	5,900	315,827
Construction Partners, Cl A*	6,400	165,184
GATX	3,000	310,170
Griffon	13,000	243,230
Hub Group, Cl A*	4,500	302,220
ICF International	4,400	434,764
Matson	3,900	335,478
Primoris Services	13,268	307,552
Tetra Tech	2,500	348,200
Vicor*	3,098	187,491

		3,513,954

INFORMATION TECHNOLOGY — 21.5%
A10 Networks	22,800	325,584
Axcelis Technologies*	5,200	283,140
Fabrinet*	3,300	324,027
Infinera*	37,100	285,299

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO
April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued

Model N*	11,013	$284,576
Pegasystems	2,800	214,452
Power Integrations	3,700	296,000
Progress Software	9,700	465,406
Silicon Motion Technology ADR	2,661	202,050
Viavi Solutions*	21,400	306,876
WNS Holdings ADR*	4,755	372,649

		3,360,059

MATERIALS — 6.2%

Materion	4,100	349,115
Osisko Gold Royalties	28,400	349,320
Schweitzer-Mauduit International	10,600	266,696

		965,131

TOTAL COMMON STOCK (Cost $13,905,589)		15,313,301

SHORT-TERM INVESTMENT (A) — 2.4%

First American Government Obligations Fund, Cl X , 0.220% (Cost $368,886)	368,886	368,886

TOTAL INVESTMENTS— 100.2% (Cost $14,274,475)		$15,682,187

Percentages are based on Net Assets of $15,644,128.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.7%

	Shares	Value

COMMUNICATION SERVICES — 2.2%

QuinStreet*	41,854	$398,032
Thryv Holdings*	22,000	568,260

		966,292

CONSUMER DISCRETIONARY — 16.9%
American Public Education*	29,400	571,536
Chuy’s Holdings*	23,500	587,735
Clarus	32,105	717,547
Designer Brands, Cl A	36,200	500,284
Duluth Holdings, Cl B*	57,200	700,700
Funko, Cl A*	34,300	558,747
Green Brick Partners*	30,000	591,000
Holley*	56,300	593,402
Johnson Outdoors, Cl A	6,224	476,011
Unifi*	22,900	335,943
XPEL*	5,868	253,909
Xponential Fitness, Cl A*	31,800	658,896
Zumiez*	20,954	767,545

		7,313,255

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — 2.6%

elf Beauty*	17,592	$428,013
Nature’s Sunshine Products*	41,000	678,960

		1,106,973

ENERGY — 1.0%

National Energy Services Reunited*	62,282	416,667

FINANCIALS — 4.3%

Federal Agricultural Mortgage, Cl C	5,800	594,094
Guaranty Bancshares	11,393	391,919
QCR Holdings	15,700	852,353

		1,838,366

HEALTH CARE — 21.4%

Accuray*	123,711	329,071
Antares Pharma*	108,194	602,100
Bioventus, Cl A*	47,900	576,237
Cerus*	100,397	463,834
Convey Health Solutions Holdings*	47,500	241,775
Cutera*	14,100	765,771
DocGo*	52,000	365,040
iRadimed	13,238	435,663
Lantheus Holdings*	15,215	1,010,428
LeMaitre Vascular	15,204	656,965
Mesa Laboratories	1,904	406,752
OptimizeRx*	9,200	258,612
Pennant Group*	21,600	354,024
Simulations Plus	8,400	391,944
Surmodics*	15,300	591,498
U.S. Physical Therapy	4,528	469,870
UFP Technologies*	11,539	792,383
Utah Medical Products	6,760	571,828

		9,283,795

INDUSTRIALS — 22.2%

Air Transport Services Group*	23,528	736,426
Alamo Group	3,500	442,540
Allied Motion Technologies	21,327	519,099
CBIZ*	18,351	768,723

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued

Construction Partners, Cl A*	24,521	$632,887

CRA International	6,096	502,128

Energy Recovery*	34,271	634,699

Exponent	6,606	632,921

Huron Consulting Group*	12,872	666,512

Infrastructure and Energy Alternatives*	53,000	495,550

Kornit Digital*	4,979	331,104

Montrose Environmental Group*	12,247	555,646

MYR Group*	8,866	701,212

Radiant Logistics*	78,875	455,109

Shyft Group	17,977	457,874

Sterling Construction*	33,991	778,054

Vicor*	4,960	300,179

		9,610,663

INFORMATION TECHNOLOGY — 19.7%

A10 Networks	64,500	921,060

Absolute Software	70,700	544,390

ADTRAN	43,079	749,144

Axcelis Technologies*	13,141	715,527

Cambium Networks*	12,000	183,240

CoreCard*	20,800	474,032

Ebix	23,200	691,360

Harmonic*	79,577	660,489

Luna Innovations*	80,100	442,152

MagnaChip Semiconductor*	43,927	803,425

Model N*	15,633	403,957

Perficient*	8,249	820,033

Silicon Motion Technology ADR	6,530	495,823

Vishay Precision Group*	19,400	605,474

		8,510,106

MATERIALS — 4.6%

American Vanguard	30,400	650,560

Haynes International	12,713	496,824

Ranpak Holdings, Cl A*	21,046	317,374

Schweitzer-Mauduit International	21,000	528,360

		1,993,118

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 0.9%
RE, Cl A	17,205	$403,629

TOTAL COMMON STOCK (Cost $35,036,258)		41,442,864

SHORT-TERM INVESTMENT(A) — 4.3%

First American Government Obligations Fund, Cl X , 0.220% (Cost $1,850,748)	1,850,748	1,850,748

TOTAL INVESTMENTS— 100.0% (Cost $36,887,006)		$43,293,612

Percentages are based on Net Assets of $43,305,128.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Portfolio	Micro Cap Portfolio
Assets:

Investments at Value (Cost $14,274,475 and $36,887,006, respectively)	$15,682,187	$43,293,612

Receivable for Investment Securities Sold	297,758	—

Receivable for Capital Shares Sold	5,659	64,937

Receivable Due from Investment Adviser	3,933	—

Reclaim Receivable	250	—

Dividends Receivable	58	3,232

Prepaid Expenses	11,062	18,178

Total Assets	16,000,907	43,379,959

Liabilities:

Payable for Investment Securities Purchased	326,888	—

Transfer Agent Fees Payable	9,230	17,326

Payable for Capital Shares Redeemed	6,324	—

Printing Fees Payable	3,340	9,767

Payable to Administrator	3,273	9,056

Payable to Trustees	3,131	8,156

Chief Compliance Officer Fees Payable	421	2,447

Payable to Investment Adviser	—	8,781

Audit Fees Payable	—	18,933

Other Accrued Expenses	4,172	365

Total Liabilities	356,779	74,831

Net Assets	$15,644,128	$43,305,128

Net Assets Consist of:

Paid-in Capital	$13,807,363	$34,204,854

Total Distributable Earnings	1,836,765	9,100,274

Net Assets	$15,644,128	$43,305,128

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,682,248	1,497,777

Net Asset Value,

Per share — Institutional Class	$9.30	$28.91	*

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS
For the six months ended
April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Portfolio	Micro Cap Portfolio
Investment Income

Dividends	$53,115	$120,283

Less: Foreign Taxes Withheld	(983)	(905)

Total Investment Income	52,132	119,378

Expenses

Investment Advisory Fees	74,010	184,173

Administration Fees	20,372	54,012

Trustees’ Fees	6,153	16,228

Chief Compliance Officer Fees	1,947	4,430

Transfer Agent Fees	34,296	74,977

Registration and Filing Fees	11,225	12,810

Audit Fees	7,499	10,656

Legal Fees	5,879	16,593

Printing Fees	4,216	10,925

Custodian Fees	2,480	2,479

Other Expenses	7,497	17,329

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	175,574	404,612

Less:

Waiver of Investment Advisory Fees	(74,010)	(98,229)

Reimbursement from Adviser	(8,827)	—

Fees Paid Indirectly(1)	(735)	(5,420)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	92,002	300,963

Net Investment Loss	(39,870)	(181,585)

Net Realized Gain on Investments	698,552	3,387,380

Net Change in Unrealized Depreciation on Investments	(3,727,487)	(11,957,883)

Total Net Realized and Unrealized

Loss on Investments	(3,028,935)	(8,570,503)

Net Decrease in Net Assets

Resulting from Operations	$(3,068,805)	$(8,752,088)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Loss	$(39,870)	$(108,092)
Net Realized Gain on Investments	698,552	3,428,969
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,727,487)	3,249,275

Net Increase (Decrease) in Net Assets Resulting in Operations	(3,068,805)	6,570,152

Distributions	(521,648)	—

Capital Share Transactions:
Issued	344,303	2,148,369
Reinvestment of Distributions	517,159	—
Redeemed	(1,588,522)	(3,062,029)

Net Decrease in Net Assets from Capital Share Transactions	(727,060)	(913,660)

Total Increase (Decrease) in Net Assets	(4,317,513)	5,656,492

Net Assets:
Beginning of Period/Year	19,961,641	14,305,149

End of Period/Year	$15,644,128	$19,961,641

Shares Issued and Redeemed:
Issued	31,895	200,400
Reinvestment of Distributions	47,100	—
Redeemed	(154,042)	(291,711)

Net Decrease in Shares Outstanding from Share Transactions	(75,047)	(91,311)

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:
Net Investment Loss	$(181,585)	$(467,070)
Net Realized Gain on Investments	3,387,380	11,919,890
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,957,883)	10,844,498

Net Increase (Decrease) in Net Assets Resulting in Operations	(8,752,088)	22,297,318

Distributions	(10,288,639)	—

Capital Share Transactions:
Issued	3,463,049	2,840,257
Reinvestment of Distributions	9,122,498	—
Redemption Fees(1)	649	304
Redeemed	(5,039,809)	(8,286,557)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,546,387	(5,445,996)

Total Increase (Decrease) in Net Assets	(11,494,340)	16,851,322

Net Assets:
Beginning of Period/Year	54,799,468	37,948,146

End of Period/Year	$43,305,128	$54,799,468

Shares Issued and Redeemed:
Issued	103,761	72,645
Reinvestment of Distributions	264,497	—
Redeemed	(145,970)	(218,980)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	222,288	(146,335)

(1) See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period/Year
	Six Months Ended April 30, 2022 (Unaudited)	Years Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period/Year	$11.36	$7.74	$8.05	$10.99	$11.16	$10.16

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.02)	(0.06)	(0.03)	(0.03)	(0.05)	(0.03)
Net Realized and Unrealized Gain (Loss)	(1.74)	3.68	(0.28)	(0.45)	0.60	1.48

Total from Investment Operations	(1.76)	3.62	(0.31)	(0.48)	0.55	1.45

Distributions from:
Net Realized Gain	(0.30)	—	—	(2.45)	(0.72)	(0.45)
Return of Capital	—	—	—	(0.01)	—	—

Total Distributions	(0.30)		—	(2.46)	(0.72)	(0.45)

Net Asset Value,
End of Period/Year	$9.30	$11.36	$7.74	$8.05	$10.99	$11.16

Total Return†	(15.92)%	46.77%	(3.85)%	(0.80)%	5.00%	14.49%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$15,644	$19,962	$14,305	$40,601	$45,107	$48,204
Ratio of Net Expenses to Average Net Assets	1.00%(2)*	1.00%(2)	1.00%(2)	1.00%(2)	1.00%(2)	0.97%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.90%*	1.88%	1.83%	1.77%	1.68%	1.66%
Ratio of Net Investment Loss to Average Net Assets	(0.43)%*	(0.56)%	(0.40)%	(0.42)%	(0.41)%	(0.32)%
Portfolio Turnover Rate†	21%	52%	65%	84%	103%	84%

(1)	Per share calculations were performed using average shares for the period/year.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 1 basis point (bps), 3bps, 5 bps, 1 bps, 5 bps, respectively.

(3)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps.

*	Annualized.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period/year.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period/Year
	Six Months Ended April 30, 2022 (Unaudited)	Years Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Period/Year	$42.96	$26.69	$28.01	$35.85	$38.16	$29.20

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.13)	(0.35)	(0.19)	(0.20)	(0.28)	(0.33)
Net Realized and Unrealized Gain (Loss)	(5.84)	16.62	(0.82)	(0.93)	2.23	9.29

Total from Investment Operations	(5.97)	16.27	(1.01)	(1.13)	1.95	8.96

Redemption Fees	—^	—^	0.01	—^	—^	—^

Distributions from:
Net Realized Gain	(8.08)	—	(0.32)	(6.71)	(4.26)	—

Total Distributions	(8.08)	—	(0.32)	(6.71)	(4.26)	—

Net Asset Value,
End of Period/Year	$28.91	$42.96	$26.69	$28.01	$35.85	$38.16

Total Return†	(16.93)%	60.96%	(3.65)%	(0.55)%	5.84%	30.68%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$43,305	$54,799	$37,948	$44,898	$52,201	$50,919

Ratio of Net Expenses to Average Net Assets	1.25%(2)*	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(3)

Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.65%*	1.56%	1.65%	1.54%	1.39%	1.47%

Ratio of Net Investment Loss to Average Net Assets	(0.74)%*	(0.90)%	(0.76)%	(0.68)%	(0.78)%	(0.97)%

Portfolio Turnover Rate†	21%	40%	69%	67%	64%	48%

(1)	Per share calculations were performed using average shares for the period/year.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 1 bps, 2 bps, 2 bps and 1 bps, respectively.

(3)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps.

*	Annualized.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period/year.

^	Value is less than $0.005 per share.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 30 funds. The financial statements herein are those of the Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

(unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2022, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e.,

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2022, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. Each Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $649 and $304 for the six months ended April 30, 2022 and the year ended October 31, 2021, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2022, the Small Cap Portfolio and Micro Cap Portfolio incurred fees of $20,372 and $54,012, respectively, for these services.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $541 and $5,251, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees, if applicable.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2022, the Small Cap Portfolio and the Micro Cap Portfolio earned credits of $193 and $169, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Funds’ custodian.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2023. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2022. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

As of April 30, 2022, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

RHJ Fund	Expiring 2023	Expiring 2024	Expiring 2025	Total
Small Cap Portfolio	$292,230	$158,632	$166,533	$617,395
Micro Cap Portfolio	118,099	168,357	182,742	469,198

6. Investment Transactions:

For the six months ended April 30, 2022, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales

Small Cap Portfolio	$3,763,781	$4,497,222

Micro Cap Portfolio	10,123,361	13,728,942

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Ordinary Income	Long-Term Capital Gains	Total

Small Cap Portfolio

2021	$—	$—	$—

2020	—	—	—

Micro Cap Portfolio

2021	—	—	—

2020	—	501,345	501,345

As of October 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings
Small Cap Portfolio	$—	$521,583	$(100,749)	$5,006,384	$5,427,218
Micro Cap Portfolio	682,820	9,189,931	—	18,268,250	28,141,001

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses. During the year ended October 31, 2021, Small Cap Portfolio and Micro Cap Portfolio utilized $2,713,884 and $1,329,377, respectively, in capital loss carryforwards to offset capital gains.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2021 through October 31, 2021, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2022, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Small Cap Portfolio	$14,274,475	$2,408,092	$(1,000,380)	$1,407,712
Micro Cap Portfolio	36,887,006	9,868,626	(3,462,020)	6,406,606

8. Concentration of Risks:

Equity Risk (Small Cap Portfolio, Micro Cap Portfolio) — Since the Funds purchase equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Market Risk (Small Cap Portfolio, Micro Cap Portfolio) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Funds invest may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. Other:

At April 30, 2022, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership
Small Cap Portfolio	2	45%
Micro Cap Portfolio	1	47%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022 (Unaudited)

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2021 through April 30, 2022).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

The Advisors’ Inner Circle Fund	RHJ FUNDS
April 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return

Small Cap Portfolio	$1,000.00	$840.80	1.00%	$4.56

Micro Cap Portfolio	$1,000.00	830.70	1.25	5.67

Hypothetical 5% Return

Small Cap Portfolio	$1,000.00	$1,019.84	1.00%	$5.01

Micro Cap Portfolio	1,000.00	1,018.60	1.25	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-2100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022